PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	2 to 50 +
Land improvements	15
Furniture, fixtures and equipment	3 to 10
The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Cost:
Balance, beginning of year	$5,575	$7,246
Additions	1,885	164
Disposals	(323)	(75)
Foreign currency translation	(83)	142
Impact of deconsolidation due to loss of control and other(1)	(1,331)	(1,902)
	5,723	5,575
Accumulated fair value changes:
Balance, beginning of year	488	1,343
Revaluation gains (losses) gains, net (2)(3)	930	(130)
Impact of deconsolidation due to loss of control and other(1)	(593)	(729)
Disposals	(65)	13
Provision for impairment(2)	7	(15)
Foreign currency translation	(4)	6
	763	488
Accumulated depreciation:
Balance, beginning of year	(828)	(1,311)
Depreciation	(294)	(306)
Disposals	84	28
Foreign currency translation	13	(25)
Impact of deconsolidation due to loss of control and other(1)	162	786
	(863)	(828)
Total property, plant and equipment(4)	$5,623	$5,235
(1)The current year reflects the reclassification of a hospitality portfolio to assets held for sale. The prior year includes the impact of deconsolidation of the Atlantis.
(2)The prior year impairment losses were recorded in revaluation losses, net in other comprehensive income and fair value (losses) gains, net in the income statement, which was a result of the impairment test performed on each of the partnership’s hospitality investments from the impact of the shutdown as discussed above.
(3)The prior year revaluation (losses) gains, net includes $258 million of impairment losses offset by $128 million of revaluation gains.
(4)Includes right-of-use assets of $204 million (December 31, 2020 - $164 million).

Disclosure of detailed information about business combinations
The following table summarizes the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, in addition to the consideration paid in connection with this business combination:

(US$ Millions)	Hospitality Investors Trust
Cash and cash equivalents	$50
Accounts receivable and other	74
Equity accounted investments	7
Property, plant and equipment	1,727
Total assets	1,858
Less:
Debt obligations	(1,319)
Accounts payable and other	(75)
Net assets acquired	$464
Consideration(1)	$464
(1)     Consideration includes $8 million of contingent consideration, with the balance related to the fair value of the partnership’s forfeited preferred equity interest.